Financial Risk and Insurance Management - Summary of Financial Liabilities Classified Per Maturity Based on Contractual Period (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	S/ 931,265	S/ 749,349	S/ 512,587
Loans and borrowings	2,965,541	3,376,282	1,307,667
Lease liabilities	147,888	158,045	162,922	S/ 140,583
Derivative financial instruments	42,370		15,317
Liquidity risk [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	934,006	753,255	513,383
Other accounts payable	174,601	465,466	532,748
Loans and borrowings	5,048,548	5,557,229	3,845,977
Lease liabilities	198,425	218,196	224,037
Derivative financial instruments	51,226		15,317
Financial liabilities	6,406,806	6,994,146	5,131,462
Liquidity risk [member] | Carrying amount [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	934,006	753,255	513,383
Other accounts payable	148,155	459,606	406,691
Loans and borrowings	3,619,774	3,761,582	3,348,647
Lease liabilities	147,888	158,045	162,922
Derivative financial instruments	42,370		15,317
Financial liabilities	4,892,193	5,132,488	4,446,960
Liquidity risk [member] | Not later than one year [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	931,265	749,349	513,310
Other accounts payable	83,955	248,769	224,522
Loans and borrowings	1,041,977	785,301	2,333,506
Lease liabilities	43,275	44,295	38,794
Derivative financial instruments	15,895		15,317
Financial liabilities	2,116,367	1,827,714	3,125,449
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	2,741	3,906	73
Other accounts payable	36,820	65,109	22,113
Loans and borrowings	650,674	821,223	108,937
Lease liabilities	38,391	40,231	36,363
Derivative financial instruments	15,932
Financial liabilities	744,558	930,469	167,486
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Other accounts payable	53,826	151,588	286,113
Loans and borrowings	3,288,042	2,821,724	1,333,160
Lease liabilities	68,084	73,425	77,674
Derivative financial instruments	19,399
Financial liabilities	3,429,351	3,046,737	1,696,947
Liquidity risk [member] | Later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Loans and borrowings	67,855	1,128,981	70,374
Lease liabilities	48,675	60,245	71,206
Financial liabilities	S/ 116,530	S/ 1,189,226	S/ 141,580